REGULATORY MATTERS (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Regulatory Assets and Liabilities [Roll Forward]
Net regulatory (liability) asset balance at beginning of period	$ (34)	$ (24)	$ 3	$ 12
Prior period true-up	0	0	4	(5)
Current period (over) under recovery revenue adjustments	(13)	29	(50)	2
Amortization of prior year regulatory asset	(2)	(1)	(6)	(5)
Net regulatory (liability) asset balance at end of period	$ (49)	$ 4	$ (49)	$ 4